Segment information (Tables)	9 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Schedule Of Segment Reporting Information Total Assets By Segment [Table Text Block]
The following tables include the results for the segments for the three and nine months ended September 30, 2017 and 2016.

	Three months ended September 30, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		Reporting
Time charter revenues	$35,856	10,460	—	46,316	(10,460)	(1)	$35,856
Accrual historical boil-off claim	—	(11,850)	—	(11,850)	11,850	(1)(2)	—
Total revenues	35,856	(1,390)	—	34,466			35,856
Operating expenses	(6,672)	(1,733)	(1,304)	(9,709)	1,733	(1)	(7,976)
Equity in earnings (losses) of joint ventures	—	—	—	—	(7,321)	(1)	(7,321)
Less: Non-controlling interest in Segment EBITDA	(5,354)	—	—	(5,354)	5,354	(3)	—
Segment EBITDA	23,830	(3,123)	(1,304)	19,403
Add: Non-controlling interest in Segment EBITDA	5,354	—	—	5,354	(5,354)	(3)	—
Depreciation and amortization	(5,264)	(2,462)	—	(7,726)	2,462	(1)	(5,264)
Operating income (loss)	23,920	(5,585)	(1,304)	17,031			15,295
Gain (loss) on derivative instruments	571	1,802	—	2,373	(1,802)	(1)	571
Other financial income (expense), net	(7,128)	(3,538)	(1,146)	(11,812)	3,538	(1)	(8,274)
Income (loss) before tax	17,363	(7,321)	(2,450)	7,592	—		7,592
Income tax expense	(2,183)	—	(2)	(2,185)	—		(2,185)
Net income (loss)	$15,180	(7,321)	(2,452)	5,407	—		$5,407
Non-controlling interest in net income	2,899	—	—	2,899			2,899
Partners’ interest in net income (loss)	$12,281	(7,321)	(2,452)	2,508	—		$2,508

(1)
Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	For additional information, refer to note 17 under “Joint ventures claims and accruals.”
(3)
Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.

	Three months ended September 30, 2016
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	reporting
Time charter revenues	$23,345	10,937	—	34,282	(10,937)	$23,345
Total revenues	23,345	10,937	—	34,282		23,345
Operating expenses	(5,338)	(2,379)	(1,672)	(9,389)	2,379	(7,010)
Equity in earnings (losses) of joint ventures	—	—	—	—	6,565	6,565
Segment EBITDA	18,007	8,558	(1,672)	24,893
Depreciation and amortization	(2,647)	(2,378)	—	(5,025)	2,378	(2,647)
Operating income (loss)	15,360	6,181	(1,672)	19,868		20,253
Gain (loss) on derivative instruments	517	4,139	—	4,656	(4,139)	517
Other financial income (expense), net	(5,748)	(3,755)	(1,121)	(10 624)	3,755	(6,869)
Income (loss) before tax	10,129	6,565	(2,793)	13,901	—	13,901
Income tax expense	(474)	—	(2)	(476)	—	(476)
Net income (loss)	$9,655	6,565	(2,795)	13,425	—	$13,425

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	Nine months ended September 30, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		reporting
Time charter revenues	$105,957	31,608	—	137,565	(31,608)	(1)	$105,957
Accrual historical boil-off claim	—	(11,850)	—	(11,850)	11,850	(1)(2)	—
Total revenues	105,957	19,758	—	125,715			105,957
Operating expenses	(20,627)	(6,336)	(4,376)	(31,339)	6,336	(1)	(25,003)
Construction contract expenses	(151)	—	—	(151)			(151)
Equity in earnings (losses) of joint ventures	—	—	—	—	(962)	(1)	(962)
Less: Non-controlling interest in Segment EBITDA	(15,772)	—	—	(15,772)	15,772	(3)	—
Segment EBITDA	69,407	13,422	(4,376)	78,453
Add: Non-controlling interest in Segment EBITDA	15,772	—	—	15,772	(15,772)	(3)	—
Depreciation and amortization	(15,789)	(7,379)	—	(23,168)	7,379	(1)	(15,789)
Operating income (loss)	69,390	6,043	(4,376)	71,057			64,052
Gain (loss) on derivative instruments	1,481	3,513	—	4,994	(3,513)	(1)	1,481
Other financial income (expense), net	(22,611)	(10,518)	(3,132)	(36,261)	10,518	(1)	(25,743)
Income (loss) before tax	48,260	(962)	(7,508)	39,790	—		39,790
Income tax expense	(5,980)	—	(2)	(5,982)	—		(5,982)
Net income (loss)	$42,280	(962)	(7,510)	33,808	—		$33,808
Non-controlling interest in net income	8,455	—	—	8,455			8,455
Partners’ interest in net income (loss)	$33,825	(962)	(7,510)	25,353	—		$25,353

(1)
Eliminations reverse each of the income statement line items of the proportional amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs net income (loss) to Equity in earnings (loss) of joint ventures.

(2)	For additional information, refer to note 17 under “Joint ventures claims and accruals.”
(3)
Eliminations reverse the adjustment to Non-controlling interest in Segment EBITDA included for Segment EBITDA and the adjustment to reverse the Non-controlling interest in Segment EBITDA to reconcile to operating income and net income.

	As of September 30, 2017
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		Reporting
Vessels, net of accumulated depreciation	$683,998	268,009	—	952,007	(268,009)	(1)	$683,998
Net investment in direct financing lease	287,526	—	—	287,526	—		287,526
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	3,198	3,198	—		3,198
Total assets	1,055,939	288,120	10,452	1,354,511	(288,120)	(1)	1,066,391
Accumulated losses of joint ventures	—	—	50	50	(26,898)	(1)	(26,848)
Expenditures for vessels & equipment	—	455	—	455	(455)	(2)	—
Expenditures for drydocking	—	—	—	—	—	(2)	—
Principal repayment direct financing lease	2,585	—	—	2,585	—		2,585
Amortization of above market contract	2,716	—	—	2,716	—		2,716
Non-controlling interest: amortization of above market contract	$(452)	—	—	(452)	—		$—

(1)
Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.

	Nine months ended September 30, 2016
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-	Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations (1)	Reporting
Time charter revenues	$67,799	32,054	—	99,853	(32,054)	$67,799
Total revenues	67,799	32,054	—	99,853		67,799
Operating expenses	(15,044)	(6,480)	(4,700)	(26,224)	6,480	(19,744)
Construction contract expenses	(315)	—	—	(315)		(315)
Equity in earnings (losses) of joint ventures	—	—	—	—	(2,010)	(2,010)
Segment EBITDA	52,440	25,574	(4,700)	73,314
Depreciation and amortization	(7,912)	(7,131)	—	(15,043)	7,131	(7,912)
Operating income (loss)	44,528	18,443	(4,700)	58,271		37,818
Gain (loss) on derivative instruments	1,178	(9,028)	—	(7,850)	9,028	1,178
Other financial income (expense), net	(17,969)	(11,425)	(3,156)	(32,550)	11,425	(21,125)
Income (loss) before tax	27,737	(2,010)	(7,856)	17,871	—	17,871
Income tax expense	(1,421)	—	(5)	(1,426)	—	(1,426)
Net income (loss)	$26,316	(2,010)	(7,861)	16,445	—	$16,445

(1)
Eliminations reverse each of the income statement line items of the proportional consolidation amounts for Joint venture FSRUs and record the Partnership’s share of the Joint venture FSRUs’ net income (loss) to Equity in earnings (loss) of joint ventures.

	As of December 31, 2016
		Joint venture
	Majority	FSRUs		Total
	held	(proportional		Segment	Elimin-		Consolidated
(in thousands of U.S. dollars)	FSRUs	consolidation)	Other	reporting	ations		Reporting
Vessels, net of accumulated depreciation	$342,591	274,932	—	617,523	(274,932)	(1)	$342,591
Net investment in direct financing lease	290,111	—	—	290,111	—		290,111
Goodwill	251	—	—	251	—		251
Advances to joint ventures	—	—	7,218	7,218	—		7,218
Total assets	698,869	298,712	111,598	1,109,179	(298,712)	(1)	810,467
Accumulated losses of joint ventures	—	—	50	50	(25,936)	(1)	(25,886)
Expenditures for vessels & equipment	537	783	—	1,320	(783)	(2)	537
Expenditures for drydocking	—	135	—	135	(135)	(2)	—
Principal repayment direct financing lease	3,192	—	—	3,192	—		3,192
Amortization of above market contract	$2,405	—	—	2,405	—		$2,405

(1)
Eliminates the proportional share of the Joint venture FSRUs’ Vessels, net of accumulated depreciation and Total assets and reflects the Partnership’s share of net assets (assets less liabilities) of the Joint venture FSRUs as Accumulated losses of joint ventures.

(2)	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.